FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Gross carrying amounts by credit-risk rating classes (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Stage 3 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	€ (5,473)	€ (138)
Stage 1 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	3,791	5,710
Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	18,635	37,665
Cash and cash equivalents | AAA to BBB (Investment grade) | Stage 1 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	3,791	5,710
Shareholder receivable | BBB- to CCC (Below investment grade) | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	4,711	4,807
Trade receivables and other receivables | Stage 3 | Allowances
Credit-risk rating
Carrying amount, financial assets	(5,473)
Trade receivables and other receivables | Current (not past due) | Stage 3 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets		(69)
Trade receivables and other receivables | Current (not past due) | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	9,829	27,148
Trade receivables and other receivables | 1-30 days past due | Stage 3 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets		(11)
Trade receivables and other receivables | 1-30 days past due | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	919	1,423
Trade receivables and other receivables | 31-60 days past due | Stage 3 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets		(6)
Trade receivables and other receivables | 31-60 days past due | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	294	597
Trade receivables and other receivables | 61-90 days past due | Stage 3 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets		(7)
Trade receivables and other receivables | 61-90 days past due | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	60	651
Trade receivables and other receivables | More than 90 days past due | Stage 3 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets		(45)
Trade receivables and other receivables | More than 90 days past due | Stage 2 | Gross carrying amounts
Credit-risk rating
Carrying amount, financial assets	€ 2,822	€ 3,039